Note 6 - Derivative Instruments - Fair Value Hedges (Details) - Interest Rate Swap [Member] - Fair Value Hedging [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notional amount	$ 66,600	$ 0
Fair value	$ 865	$ 0